REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Balance and Financial Rating Related to Reinsurers
We evaluate the financial condition of these reinsurers on a regular basis. These reinsurers are well-known and well-established, as evidenced by the strong financial ratings at December 31, 2016 presented below:

Reinsurer	Total Recoverable	A.M. Best Rating at December 31, 2016
	(in millions)
Munich American Reassurance Company	$248	A+ (superior)
Protective Life Insurance Company	182	A+ (superior)
Employers Reassurance Corporation	130	A- (excellent)
General Re Life Corporation	129	A++ (superior)
All others	133	A+ to A- (superior to excellent)
	$822